Critical Accounting Estimates and Judgments - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Oct. 01, 2025	Dec. 31, 2024
Disclosure of changes in accounting estimates [Line Items]
Software	$ 1,645		$ 1,453
Other identifiable intangible assets	3,102		3,134
Goodwill	7,913	$ 7,909	$ 7,262
Total deferred tax assets	1,806
Unrecognized Deferred Tax Assets	654
Aggregate provision for uncertain tax positions	303
Technology Related Development [member]
Disclosure of changes in accounting estimates [Line Items]
Software	1,645
Major purchases of assets [member]
Disclosure of changes in accounting estimates [Line Items]
Other identifiable intangible assets	3,102
Goodwill	$ 7,913